CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and Cash Equivalents	$ 100,736	$ 65,675
Accounts Receivables, net	16,412	18,801
Prepaid Expenses	5,513	5,436
Inventory	22,223	24,281
Voyages in Progress	29,586	14,953
Other Current Assets	2,029	2,251
Total Current Assets	176,499	131,396
Non-Current Assets
Vessels, Net	909,992	911,429
Goodwill	18,979	18,979
Investment in Nordic American Offshore Ltd	55,223	64,128
Other Non-current Assets	8,331	10,504
Total Non-current Assets	992,525	1,005,041
Total Assets	1,169,024	1,136,437
Current Liabilities
Accounts Payable	6,664	6,447
Accrued Voyage Expenses	8,784	6,249
Accrued Liabilities	8,587	6,567
Total Current Liabilities	24,035	19,263
Long Term Debt	250,000	250,000
Deferred Tax Liability	0	37
Deferred Compensation Liability	12,914	12,154
Total Liabilities	286,949	281,453
Commitment and Contingencies
Shareholders' Equity
Common Stock, Par Value $0.01 per Share 180,000,000 and 90,000,000 authorized, 89,182,001 and 75,382,001 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively	892	754
Additional Paid-in Capital	114,291	208,240
Contributed Surplus	787,732	751,567
Accumulated Other Comprehensive Income	(8,032)	(160)
Accumulated Deficit	(12,808)	(105,417)
Total Shareholders' Equity	882,075	854,984
Total Liabilities and Shareholders' Equity	$ 1,169,024	$ 1,136,437